Inventories - Additional Information (Detail) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Reserves recorded against inventories	$ 49,889,000	$ 32,423,000
Inventory pledges outstanding	$ 0	$ 0